Administrative expenses	12 Months Ended
Dec. 31, 2023
Selling, general and administrative expense [abstract]
Administrative expenses

NOTE 6: ADMINISTRATIVE EXPENSES

Administrative expenses for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021
Payroll and related costs	$7,789	$7,025	$5,938
Professional fees	4,291	4,612	4,499
Other expenses (1)	8,197	5,130	2,964
Depreciation of right of use asset	684	542	589
Depreciation of tangible assets	355	250	529
Total	$21,316	$17,559	$14,519

(1)	Other expenses includes administrative expenses under Navios Logisitcs’ agreement with NSM (see Note 21 “Related Party Disclosures”), travel expenses and other genereal office expenses.

As of December 31, 2023, the Company employed 493 land-based employees: 39 employees in the Asuncion, Paraguay office, 45 employees at the port facility in San Antonio, Paraguay, 90 employees in the Buenos Aires, Argentina office, 13 employees in the Montevideo, Uruguay office, 294 employees at the dry port facilities in Uruguay, and 12 employees in the Corumba, Brazil office, and 650 seafarers as crew on their vessels.